Income Taxes - Summary of Components of Deferred Tax Assets and Liabilities (Detail) - Rigetti Holdings Inc [Member] - USD ($)	Dec. 31, 2021	Jan. 31, 2021
Deferred Tax Assets:
Net operating loss carryforwards	$ 46,552,853	$ 38,650,103
Accruals and reserves	146,603	96,320
Stock-based compensation	744,300	278,581
Research and development credits	10,986	10,986
Intangible assets	32,324	35,516
Gross deferred assets	47,487,066	39,071,506
Valuation allowance	(46,066,606)	(38,051,098)
Net Deferred Tax Assets	1,420,460	1,020,408
Deferred Tax Liabilities:
Property and equipment	(1,420,460)	(1,020,408)
Total Deferred Tax Liabilities	(1,420,460)	(1,020,408)
Total Net Deferred Tax Assets	$ 0	$ 0